U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
Johnson Mutual Funds Trust
5556 Cheviot Road
Cincinnati, Ohio  45247

2.  Name of each series or class of funds for which this notice is filed:
Johnson Fixed Income Fund
Johnson Growth Fund
Johnson Opportunity Fund
Johnson Municipal Income Fund

3.  Investment Company Act File Number:  811-7254
Securities Act File Number:  33-52970

4.  Last day of fiscal year for which this notice is filed:
12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of fiscal year but before termination of the issuer's 24F-2 declaration: NA

6. Date of termination of issuer's declaration under rule 24f2-(a)(1), if application (see instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:  0

8.  Number and amount of securities registered during fiscal year other than pursuant to rule 24f-2:  0

9. Number and aggregate sale price of securities sold during the fiscal year: 843,986 shares, $15,704,010 sale price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 843,986 shares, $15,704,010 sale price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):  $15,704,010

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): N/A

(iii)  Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable):
$6,112,436

(iv)  Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):  0

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
line (ii), less line (iii), plus line (iv)] (if applicable):
$9,591,574

(vi)  Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see
Instruction C.6):  1/3,300

(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
$2,906.54

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).  X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/21/97

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  Dianna J. Rosenberger
CFO and Treasurer

Date:  February 18, 1997